Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Feb. 28, 2025	Feb. 28, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2016	Feb. 28, 2015
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 13,602	$ 13,467	$ 12,355	$ 13,953	$ 13,857	$ 11,587	$ 11,425	$ 10,972	$ 10,202	$ 8,376	$ 10,000
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 12,446	12,484	11,673	13,551	13,839	10,963	10,916	10,482	9,845	8,007	10,000
Lipper Balanced Funds Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Funds Index
Account Value	$ 19,301	17,422	15,265	16,502	15,604	13,012	12,149	11,890	10,829	9,432	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 33,877	28,611	21,932	23,759	20,414	15,549	14,371	13,729	11,724	9,381	10,000
Bloomberg Intermediate Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate Government/Credit Index
Account Value	$ 11,967	11,304	10,830	11,548	11,839	11,567	10,630	10,299	10,295	10,183	10,000
S&P 500/Bloomberg Cap Int Govt/Cr Bd [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500/Bloomberg Cap Int Govt/Cr Bd
Account Value	$ 24,124	21,169	17,512	18,785	17,135	14,157	13,021	12,464	11,237	9,673	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 33,877	28,611	21,932	23,759	20,414	15,549	14,371	13,729	11,724	9,381	10,000
Lipper Mid Cap Growth Funds Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Mid Cap Growth Funds Index
Account Value	$ 23,082	$ 22,271	$ 18,752	$ 21,463	$ 22,893	$ 15,591	$ 14,368	$ 13,031	$ 10,769	$ 8,706	$ 10,000